SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 18,226	$ 15,551
Assumed from business combination	1,405
Increase in inventory provision	4,305	9,983
Write off	(7,329)	(7,308)
Balance at end of the year	$ 16,607	$ 18,226